UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1.	Report to Stockholders.

(a)

UVA Unconstrained Medium-Term Fixed Income ETF Tailored Shareholder Report

UVA Unconstrained Medium-Term Fixed Income ETF

Ticker: FFIU

Exchange: NYSE Arca

semi-annual shareholder report December 31, 2025

This semi-annual shareholder report contains important information about the UVA Unconstrained Medium-Term Fixed Income ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UVA Unconstrained Medium-Term Fixed Income ETF	$26	0.50%¹
¹	Annualized.

What did the Fund invest in?

(as of December 31, 2025)

Sector Breakdown (% of net assets)

Federal Agency
33.1%
Technology
11.2%
Municipal Bonds
9.1%
Financials
8.7%
United States Treasury Notes
8.6%
Consumer Discretionary
7.9%
Energy
3.5%
Industrials
3.2%
Short-Term Investment
3.0%
Health Care
2.9%
Other
8.8%

Top Ten Holdings	(% of net assets)
Freddie Mac Pool, 5.00% 4/1/53	3.0%
Fannie Mae Pool, 5.50% 10/1/53	2.1%
Freddie Mac Pool, 5.00% 12/1/55	1.9%
Fannie Mae Pool, 5.50% 9/1/55	1.9%
United States Treasury Note, 4.00% 11/15/42	1.8%
United States Treasury Note, 2.25% 2/15/52	1.8%
Fannie Mae Pool, 5.00% 10/1/54	1.8%
eBay Inc, 4.00% 7/15/42	1.7%
Freddie Mac Pool, 5.00% 7/1/54	1.7%
Fannie Mae Pool, 5.00% 6/1/53	1.6%

Key Fund Statistics
(as of December 31, 2025)

Net Assets	$51,944,991
Number of Holdings	130
Portfolio Turnover Rate	5.56%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/FFIU.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

As of December 31, 2025

UVA Unconstrained

Medium-Term Fixed Income ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

Schedule of Investments (unaudited)
As of December 31, 2025
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 43.31%
Communications - 2.56%
Alphabet Inc	$500,000	1.900%	8/15/2040	$339,620
Alphabet Inc	750,000	2.050%	8/15/2050	409,043
TWDC Enterprises 18 Corp	250,000	3.000%	7/30/2046	172,626
Walt Disney Co/The	250,000	2.750%	9/1/2049	158,709
Walt Disney Co/The	300,000	3.500%	5/13/2040	251,370
				1,331,368
Consumer Discretionary - 7.87%
Amazon.com Inc	750,000	2.500%	6/3/2050	446,856
eBay Inc	190,000	2.700%	3/11/2030	178,456
eBay Inc	1,068,000	4.000%	7/15/2042	885,484
Ford Motor Co	250,000	6.375%	2/1/2029	259,126
General Motors Co	250,000	5.000%	10/1/2028	254,750
McDonald’s Corp	200,000	3.700%	2/15/2042	163,299
McDonald's Corp	500,000	4.700%	12/9/2035	496,725
NIKE Inc	250,000	3.250%	3/27/2040	202,593
NIKE Inc	343,000	3.625%	5/1/2043	275,772
Ralph Lauren Corp	350,000	2.950%	6/15/2030	332,630
Southwest Airlines Co	100,000	2.625%	2/10/2030	92,965
Starbucks Corp	250,000	2.450%	6/15/2026	248,217
Trustees of Princeton University/The	250,000	2.612%	7/1/2026	248,637
				4,085,510
Consumer Staples - 2.50%
Altria Group Inc	400,000	4.250%	8/9/2042	334,369
Altria Group Inc	250,000	4.500%	5/2/2043	213,824
Altria Group Inc	250,000	5.800%	2/14/2039	257,918
Brown-Forman Corp	330,000	4.500%	7/15/2045	287,390
Constellation Brands Inc	200,000	4.650%	11/15/2028	202,662
				1,296,163
Energy - 3.54%
EOG Resources Inc	330,000	5.100%	1/15/2036	334,047
Kinder Morgan Inc	500,000	5.400%	2/1/2034	515,471
Phillips 66	500,000	4.650%	11/15/2034	490,178
Phillips 66 Co	500,000	4.950%	3/15/2035	497,415
				1,837,111
Financials - 8.65%
Affiliated Managers Group Inc	500,000	5.500%	8/20/2034	511,386
Bank of America Corp	500,000	6.300%	3/10/2026	500,160
Bank of New York Mellon Corp/The	350,000	3.750%	12/20/2026	345,187
Berkshire Hathaway Finance Corp	300,000	2.850%	10/15/2050	193,552
CBRE Services Inc	100,000	2.500%	4/1/2031	90,618
Cincinnati Financial Corp	250,000	6.125%	11/1/2034	266,914
Citigroup Global Markets Holdings Inc/United States(b)	250,000	2.047%	3/17/2031	223,295
Goldman Sachs Group Inc/The	250,000	4.600%	10/15/2033	247,719
Goldman Sachs Group Inc/The	500,000	5.000%	8/16/2034	494,339
GS Finance Corp(b)	250,000	2.018%	3/10/2031	223,295
MetLife Inc	250,000	5.875%	3/15/2028	253,437
MetLife Inc	405,000	10.750%	8/1/2039	537,021
Morgan Stanley	280,000	5.875%	9/15/2026	278,250
Progressive Corp/The	415,000	3.700%	1/26/2045	326,388
				4,491,561

Schedule of Investments (unaudited) (continued)
As of December 31, 2025
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - continued
Health Care - 2.90%
Amgen Inc	300,000	3.150%	2/21/2040	236,938
Amgen Inc	300,000	4.400%	5/1/2045	257,425
Amgen Inc	100,000	5.375%	5/15/2043	94,546
Bristol-Myers Squibb Co	500,000	4.125%	6/15/2039	454,956
Quest Diagnostics Inc	250,000	4.200%	6/30/2029	250,515
Stryker Corp	211,000	3.500%	3/15/2026	210,734
				1,505,114
Industrials - 3.23%
FedEx Corp	300,000	3.875%	8/1/2042	237,897
FedEx Corp	704,000	4.100%	4/15/2043	565,517
General Electric Co	288,000	5.100%	6/15/2032	297,419
Lockheed Martin Corp	300,000	2.800%	6/15/2050	190,019
RTX Corp	400,000	4.875%	10/15/2040	386,717
				1,677,569
Technology - 11.16%
Apple Inc	500,000	2.375%	2/8/2041	360,961
Apple Inc	500,000	2.900%	9/12/2027	494,192
Apple Inc	500,000	3.450%	2/9/2045	388,868
Apple Inc	350,000	3.750%	9/12/2047	276,918
Apple Inc	450,000	3.850%	5/4/2043	380,489
Apple Inc	400,000	4.250%	2/9/2047	343,599
Apple Inc	100,000	4.650%	2/23/2046	91,987
Broadcom Corp / Broadcom Cayman Finance Ltd	200,000	3.500%	1/15/2028	198,323
Broadcom Inc	250,000	4.300%	11/15/2032	246,762
Electronic Arts Inc	250,000	1.850%	2/15/2031	240,301
Intel Corp	300,000	2.800%	8/12/2041	209,791
Intel Corp	300,000	3.250%	11/15/2049	191,978
International Business Machines Corp	800,000	4.150%	5/15/2039	714,690
Microsoft Corp	500,000	2.525%	6/1/2050	307,047
Microsoft Corp	450,000	3.500%	11/15/2042	363,962
Oracle Corp	400,000	3.800%	11/15/2037	322,380
Oracle Corp	650,000	4.125%	5/15/2045	466,487
QUALCOMM Inc	200,000	3.250%	5/20/2027	198,869
				5,797,604
Utilities - 0.91%
Berkshire Hathaway Energy Co	250,000	3.700%	7/15/2030	245,603
San Diego Gas & Electric Co	250,000	3.000%	3/15/2032	228,492
				474,095
Total Corporate Bonds (Cost $26,535,384)				22,496,095

Municipal Bonds - 9.11%
Alaska Municipal Bond Bank Authority	350,000	2.602%	12/1/2036	287,534
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	277,853
Arizona Board of Regents	350,000	3.900%	6/1/2044	290,789
Bay Area Toll Authority	350,000	2.913%	4/1/2036	294,629
Bristol Township School District	255,000	3.650%	6/1/2043	192,401
California State University	300,000	2.670%	11/1/2038	246,536
City of Martinez CA	330,000	2.700%	8/1/2040	254,513
City of New York NY	170,000	3.450%	3/1/2026	169,959
County of Miami-Dade Seaport Department	250,000	2.762%	10/1/2038	195,587
Golden State Tobacco Securitization Corp	85,000	3.115%	6/1/2038	70,338

Schedule of Investments (unaudited) (continued)
As of December 31, 2025
	Principal	Interest Rate	Maturity Date	Value
Municipal Bonds - continued
Manatee County Port Authority	200,000	3.187%	10/1/2041	156,016
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	358,170
Pennsylvania Higher Educational Facilities Authority	250,000	4.300%	6/15/2045	207,563
Pennsylvania State University/The	200,000	2.790%	9/1/2043	155,541
Regents of the University of California Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	69,682
San Marcos Unified School District	350,000	3.377%	8/1/2040	297,713
Tampa-Hillsborough County Expressway Authority	505,000	2.692%	7/1/2037	409,707
Tulare County Board of Education	250,000	3.640%	5/1/2043	184,854
University of California	25,000	3.039%	5/15/2027	24,781
University of Pittsburgh-of the Commonwealth System of Higher Education	140,000	3.127%	9/15/2026	139,571
Utah Transit Authority	550,000	2.774%	12/15/2038	448,690
Total Municipal Bonds (Cost $5,876,651)				4,732,427

United States Treasury Notes - 8.64%
	250,000	1.875%	2/15/2032	223,281
	1,500,000	2.250%	2/15/2052	914,473
	750,000	2.500%	2/15/2045	533,232
	1,000,000	3.000%	2/15/2048	747,227
	900,000	3.125%	2/15/2043	730,828
	500,000	3.250%	5/15/2042	418,594
	1,000,000	4.000%	11/15/2042	920,039
Total United States Treasury Notes (Cost $5,311,400)				4,487,674

Federal Agency - 33.14%
Freddie Mac Pool	517,864	6.000%	10/1/2053	532,612
Freddie Mac Pool	611,421	5.000%	4/1/2053	613,346
Freddie Mac Pool	882,244	5.000%	7/1/2054	881,188
Freddie Mac Pool	441,900	5.000%	1/1/2055	441,705
Freddie Mac Pool	472,777	5.000%	4/1/2055	472,071
Freddie Mac Pool	496,365	5.000%	11/1/2055	495,624
Freddie Mac Pool	997,143	5.000%	12/1/2055	995,656
Freddie Mac Pool	446,555	5.500%	5/1/2055	453,155
Freddie Mac Pool	464,667	5.500%	6/1/2055	471,509
Freddie Mac Pool	739,464	5.500%	6/1/2055	750,886
Freddie Mac Pool	1,533,182	5.000%	4/1/2053	1,543,193
Fannie Mae Pool	462,798	4.500%	2/1/2054	454,785
Fannie Mae Pool	817,664	5.000%	6/1/2053	820,236
Fannie Mae Pool	909,797	5.000%	10/1/2054	909,395
Fannie Mae Pool	751,691	5.000%	10/1/2054	751,360
Fannie Mae Pool	471,963	5.000%	11/1/2054	472,085
Fannie Mae Pool	468,421	5.000%	1/1/2055	467,716
Fannie Mae Pool	479,826	5.000%	4/1/2055	479,110
Fannie Mae Pool	479,621	5.000%	6/1/2055	478,905
Fannie Mae Pool	483,876	5.000%	7/1/2055	483,153
Fannie Mae Pool	387,309	5.500%	7/1/2053	393,851
Fannie Mae Pool	582,157	5.500%	9/1/2053	591,979
Fannie Mae Pool	1,086,460	5.500%	10/1/2053	1,105,118
Fannie Mae Pool	742,438	5.500%	3/1/2054	749,944
Fannie Mae Pool	966,761	5.500%	9/1/2055	981,120
Fannie Mae Pool	406,094	6.000%	1/1/2055	421,565
Total Federal Agency (Cost $16,875,933)				17,211,267

Schedule of Investments (unaudited) (continued)
As of December 31, 2025
	Shares	Value
Closed-End Funds - 2.02%
BlackRock Taxable Municipal Bond Trust	26,978	440,281
Eaton Vance Ltd Duration Income Fund	25,000	247,750
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	24,328	362,974
Total Closed-End Funds (Cost $1,504,648)		1,051,005

Short-Term Investment - 3.01%
MSILF Treasury Portfolio, 3.64%(a) (Cost $1,564,728)	1,564,728	1,564,728

Investments, at Value (Cost $57,668,744) - 99.23%		$51,543,196
Other Assets Less Liabilities - 0.77%		401,795
Net Assets - 100.00%		$51,944,991

(a) Represents 7-day effective SEC yield as of December 31, 2025.

(b) Level 3 securities fair valued using significant unobservable inputs 0.9% of Net Assets - see Note 1.

Statement of Assets and Liabilities (unaudited)
As of December 31, 2025
Assets:
Investments, at value	$51,543,196
Receivable for investments sold	—
Interest receivable	443,109
Due from Sub-Advisor	7,997
Prepaid insurance	400
Total assets	51,994,702
Liabilities:
Accrued expenses:
Professional fees	19,998
Administration fees	782
Trustee fees	3,982
Operational expenses	23,054
Other expenses	1,895
Total liabilities	49,711
Total Net Assets	$51,944,991
Net Assets Consist of:
Paid in capital	$62,720,476
Accumulated deficit	(10,775,485)
Total Net Assets	$51,944,991
Capital Shares Outstanding, no par value
(unlimited authorized shares)	2,350,000
Net Asset Value, Per Share	$22.10
Investments, at cost	$57,668,744

Statement of Operations (unaudited)
For the six months ended December 31, 2025
Investment Income:
Dividends	$45,186
Interest	1,142,696
Total Investment Income	1,187,882
Expenses:
Advisory fees	64,948
Administration fees	30,447
Professional fees	17,917
Fund accounting fees	18,524
Compliance fees	25,277
Shareholder fulfillment fees	10,856
Transfer agent fees	9,637
Security pricing fees	12,947
Custody fees	3,533
Trustee fees	4,332
Other expenses	9,199
Total Expenses	207,617
Fees waived by Sub-Advisor	(51,958)
Fees reimbursed by Sub-Advisor	(25,764)
Net Expenses	129,895
Net Investment Income	1,057,987
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	(51,457)
Net change in unrealized appreciation on investments	687,457
Net Realized and Unrealized Gain (Loss) on Investments	636,000
Net Increase in Net Assets Resulting from Operations	$1,693,987

Statements of Changes in Net Assets
	Six months ended December 31, 2025 (a)	Fiscal Year ended June 30, 2025
Operations:
Net investment income	$1,057,987	$1,864,969
Net realized loss from investment transactions	(51,457)	(71,570)
Net change in unrealized appreciation on investments	687,457	520,637
Net Increase in Net Assets Resulting from Operations	1,693,987	2,314,036
Distributions to Shareholders From Distributable Earnings	(1,045,000)	(1,837,500)
Capital Share Transactions:
Shares sold	8,877,753	14,199,789
Shares repurchased	(7,803,872)	(6,575,008)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,073,881	7,624,781
Net Increase in Net Assets	1,722,868	8,101,317
Net Assets:
Beginning of Period	50,222,123	42,120,806
End of Period	$51,944,991	$50,222,123
Share Information:
Shares sold	400,000	650,000
Shares repurchased	(350,000)	(300,000)
Net Increase in Capital Shares	50,000	350,000

(a)	Unaudited

Financial Highlights
	December 31,		June 30,
For a share outstanding during each fiscal period ended	2025(c)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.84		$21.60	$21.72	$22.25	$26.53	$26.14
Income (Loss) from Investment Operations:
Net investment income (a)	0.45		0.88	0.83	0.75	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.25		0.22	(0.08)	(0.52)	(4.08)	0.47
Total from Investment Operations	0.70		1.10	0.75	0.23	(3.44)	1.11
Less Distributions From:
Net investment income	(0.44)		(0.86)	(0.87)	(0.76)	(0.64)	(0.64)
Net realized gains	—		—	—	—	(0.20)	(0.08)
Total Distributions	(0.44)		(0.86)	(0.87)	(0.76)	(0.84)	(0.72)
Net Asset Value, End of Period	$22.10		$21.84	$21.60	$21.72	$22.25	$26.53
Total Return	3.25	%(e)	5.09%	3.53%	1.06%	(13.29)%	4.30%
Net Assets, End of Period (in thousands)	$51,945		$50,222	$42,121	$61,888	$68,981	$80,914
Ratios of:
Gross Expenses to Average Net Assets (b)	0.80	%(d)	0.78%	0.77%	0.63%	0.62%	0.65%
Net Expenses to Average Net Assets (b)	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average Net Assets (b)	4.07	%(d)	4.00%	3.87%	3.45%	2.58%	2.47%
Portfolio turnover rate	5.56	%(e)	12.13%	26.49%	8.92%	20.17%	30.49%

(a) Calculated using the average shares method.

(b) Does not include expenses of the investments companies in which the fund invests

(c) Unaudited

(d) Annualized

(e) Not annualized

Notes to Financial Statements (unaudited)

As of December 31, 2025

1.	Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal. The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and nine years, under normal circumstances. Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the ticker symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund's income, expenses, assets and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, or are or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements (unaudited)

As of December 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an ETF’s net asset value is not calculated and on which an ETF does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the ETF's investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31,2025, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$22,496,095	$—	$21,994,939	$501,156
Municipal Bonds	4,732,427	—	4,732,427	—
United States Treasury Notes	4,487,674	—	4,487,674	—
Federal Agency	17,211,267	—	17,211,267	—
Closed-End Funds	1,051,005	1,051,005	—	—
Short-Term Investment	1,564,728	1,564,728	—	—
Total Assets	$51,543,196	$2,615,733	$48,426,307	$501,156

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Notes to Financial Statements (unaudited)

As of December 31, 2025

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on a monthly basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays OBP Capital, LLC (the “Advisor”) a monthly management fee equal to 0.25% of the Fund’s average daily net assets. The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2026, and may be terminated by the Board of Trustees at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the ETF in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

For the six months ended December 31, 2025, $64,948 in advisory were incurred, of which $51,958 was earned by the sub-advisor.

For the six months ended December 31, 2025, $51,958 in sub-advisory fees were incurred, of which $51,958 was waived pursuant to the Expense Limitation Agreement. The Sub-Adviser cannot recoup from the ETF any amounts paid by the Sub-Adviser under the expense limitation agreement.

Administrator

The Nottingham Company (the “Administrator”) serves as the Fund Accountant for the ETF. For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Administrator’s fee arrangements with the ETF.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. received customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Notes to Financial Statements (unaudited)

As of December 31, 2025

Transfer Agent

Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.

Fund Accounting

The Nottingham Company (the “Fund Accountant”) serves as the Fund Accountant for the ETF. For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive an annual retainer of $7,500 per year payable quarterly and $2,500 per series in the Trust. In addition, Independent Trustees receive an additional $1,500 per special meeting held. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.	Purchases and Sales of Investment Securities

For the six months ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$468,840	$1,632,260	$10,471,018	$1,056,403	$—	$—

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2025, open taxable years consisted of the taxable years ended June 30, 2022 through June 30, 2025, and as of and during the six months ended December 31, 2025. No examination of tax returns is currently in progress for the ETF.

As of December 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$57,668,744

Gross Unrealized Appreciation	$417,054
Gross Unrealized Depreciation	(6,542,602)
Net Unrealized Appreciation (Depreciation)	$(6,125,548)

6.	Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. The ETF may have cash and cash equivalents on deposit with the custodians, which, at times, may exceed federally insured (“FDIC”) limits.

7.	Risks Considerations

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.

Notes to Financial Statements (unaudited)

As of December 31, 2025

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is base on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

○	Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

■	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

Notes to Financial Statements (unaudited)

As of December 31, 2025

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

■	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Adviser’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.

Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Notes to Financial Statements (unaudited)

As of December 31, 2025

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

9.	New Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETF’s Management has determined that there is no impact to the ETF’s financial statements.

10.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

Additional Information (unaudited)

As of December 31, 2025

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

No changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable.

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $1,609. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person whom any officer or Trustee of the ETF is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

In connection with the quarterly Board meeting held on June 12, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the investment advisory agreement, between the Trust and OBP Capital, LLC (the “Advisor”), with respect to the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”) (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)	Performance. The Trustees compared the performance of the ETF with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF had slightly underperformed the category average for all periods and slightly underperformed the peer group for the one-year period but had outperformed the peer group for the five-year and since inception periods. The Trustees also considered the Advisor’s role in supervising the investment activity of Universal Value Advisors, the Fund’s Sub-Advisor. After reviewing the investment performance of the ETF and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.

Additional Information (unaudited)

As of December 31, 2025

(iii)	Comparative Fees and Expenses. The Trustees compared the management fee and expense ratio of the ETF to other comparable funds and noted that the management fee remained above the peer group average, but below the category average. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Advisor realized a small profit for the prior twelve months of operation. The Board considered the profit realized and concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

Approval of Investment Sub-Advisory Agreement (Form N-CSR Item 11)

In connection with the quarterly Board meeting held on June 12, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and Universal Value Advisors (the “Sub-Advisor”), with respect to the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”) (the "Investment Sub-Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor. The Trustees also reviewed and considered information the Sub-Advisor provided in response to a request for information legal counsel submitted to the Sub-Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Sub -Advisory Agreement.

In deciding on whether to approve the renewal of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the ETF including, without limitation, the quality of its investment sub-advisory services since the ETF’s inception (including research and recommendations with respect to portfolio securities); the Sub-Advisor’s procedures for formulating investment recommendations and assuring compliance with the ETF’s investment objectives, policies, and limitations. The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance programs; and financial condition. It was noted that the Sub-Advisor did not have any changes to their personnel since the last review.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.

(ii)	Performance. The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF had slightly underperformed the category average for all periods and slightly underperformed the peer group for the one-year period but had outperformed the peer group for the five-year and since inception periods. The Trustees also considered the Advisor’s role in supervising the investment activity of the Sub-Advisor.

Additional Information (unaudited)

As of December 31, 2025

After reviewing the investment performance of the ETF and other factors, the Board concluded that the investment performance of the ETF and the Sub-Advisor was satisfactory.

(iii)	Comparative Fees and Expenses. The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement. The Trustees also noted that, with respect to the ETF, the Sub-Advisor is paid by OBP Capital, LLC (the “Advisor”) out of the management fee the Advisor receives from the ETF. The Trustees compared the management fee of the ETF to other comparable accounts managed by the Sub-Advisor and noted that the Sub-Advisor did not manage any other accounts. The Board considered the overall management fee noting that it remained above the peer group average, but below the category average. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Sub-Advisor did not realize a profit for the prior twelve months of operations.

(v)	Economies of Scale. In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the ETF.

UVA Unconstrained Medium-Term Fixed Income ETF

P.O. Box 69

Rocky Mount, NC 27802-0069

An investor should consider the investment objectives, risks, charges and expenses of the ETFs carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at http://www.etfpages.com/FFIU or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: March 9, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: March 9, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: March 9, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer